Annual Fund Operating Expenses - Ivy Variable Insurance Portfolios Classes - Standard and Service	Dec. 31, 2025
Nomura VIP Core Equity Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Core Equity Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.95%
Nomura VIP Growth Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Growth Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.00%)	[2]
Net Expenses (as a percentage of Assets)	1.01%
Nomura VIP Mid Cap Growth Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Mid Cap Growth Series | Standard
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.07%)	[3]
Net Expenses (as a percentage of Assets)	0.85%
Nomura VIP Mid Cap Growth Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.07%)	[3]
Net Expenses (as a percentage of Assets)	1.10%
Nomura VIP Smid Cap Core Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Smid Cap Core Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.01%)	[4]
Net Expenses (as a percentage of Assets)	1.19%
Nomura VIP Small Cap Growth Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Small Cap Growth Series | Standard
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	0.96%	[6]
Fee Waiver or Reimbursement	(0.06%)	[7]
Net Expenses (as a percentage of Assets)	0.90%
Nomura VIP Small Cap Growth Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	1.21%	[6]
Fee Waiver or Reimbursement	(0.06%)	[7]
Net Expenses (as a percentage of Assets)	1.15%
Nomura VIP Value Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Value Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.06%)	[8]
Net Expenses (as a percentage of Assets)	0.98%
Nomura VIP Corporate Bond Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Corporate Bond Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.01%)	[9]
Net Expenses (as a percentage of Assets)	0.78%
Nomura VIP High Income Series | Standard
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.03%	[10]
Expenses (as a percentage of Assets)	0.72%	[11]
Nomura VIP High Income Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.03%	[10]
Expenses (as a percentage of Assets)	0.97%	[11]
Nomura VIP Limited-Term Bond Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Limited-Term Bond Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.08%)	[12]
Net Expenses (as a percentage of Assets)	0.79%
Nomura VIP Global Growth Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Global Growth Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.20%)	[13]
Net Expenses (as a percentage of Assets)	1.04%
Nomura VIP International Core Equity Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP International Core Equity Series | Standard
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.07%)	[14]
Net Expenses (as a percentage of Assets)	0.86%
Nomura VIP International Core Equity Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.07%)	[14]
Net Expenses (as a percentage of Assets)	1.11%
Nomura VIP Asset Strategy Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Asset Strategy Series | Standard
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[15]
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.27%)	[16]
Net Expenses (as a percentage of Assets)	0.52%
Nomura VIP Asset Strategy Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%	[15]
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.27%)	[16]
Net Expenses (as a percentage of Assets)	0.77%
Nomura VIP Balanced Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Balanced Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.01%	[17]
Expenses (as a percentage of Assets)	1.08%	[18]
Fee Waiver or Reimbursement	(0.05%)	[19]
Net Expenses (as a percentage of Assets)	1.03%
Nomura VIP Energy Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Energy Series | Standard
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.01%	[20]
Expenses (as a percentage of Assets)	1.06%	[21]
Fee Waiver or Reimbursement	(0.21%)	[22]
Net Expenses (as a percentage of Assets)	0.85%
Nomura VIP Energy Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.01%	[20]
Expenses (as a percentage of Assets)	1.31%	[21]
Fee Waiver or Reimbursement	(0.21%)	[22]
Net Expenses (as a percentage of Assets)	1.10%
Nomura VIP Natural Resources Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Natural Resources Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.01%	[23]
Expenses (as a percentage of Assets)	1.29%	[24]
Fee Waiver or Reimbursement	(0.17%)	[25]
Net Expenses (as a percentage of Assets)	1.12%
Nomura VIP Science and Technology Series | Standard
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.90%
Nomura VIP Science and Technology Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.15%
Nomura VIP Pathfinder Aggressive Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.86%	[26]
Expenses (as a percentage of Assets)	1.01%	[27]
Nomura VIP Pathfinder Moderately Aggressive Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.85%	[28]
Net Expenses (as a percentage of Assets)	0.90%	[29]
Nomura VIP Pathfinder Moderate Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.84%	[30]
Net Expenses (as a percentage of Assets)	0.89%	[31]
Nomura VIP Pathfinder Moderately Conservative Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.83%	[32]
Net Expenses (as a percentage of Assets)	0.91%	[33]
Nomura VIP Pathfinder Conservative Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Pathfinder Conservative Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.82%	[34]
Expenses (as a percentage of Assets)	0.96%	[35]
Fee Waiver or Reimbursement	(0.00%)	[36]
Net Expenses (as a percentage of Assets)	0.96%
Nomura VIP Pathfinder Moderate — Managed Volatility Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Pathfinder Moderate — Managed Volatility Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.83%	[37]
Expenses (as a percentage of Assets)	1.08%	[38]
Fee Waiver or Reimbursement	(0.09%)	[39]
Net Expenses (as a percentage of Assets)	0.99%
Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.84%	[40]
Expenses (as a percentage of Assets)	1.19%	[41]
Fee Waiver or Reimbursement	(0.19%)	[42]
Net Expenses (as a percentage of Assets)	1.00%
Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.82%	[43]
Expenses (as a percentage of Assets)	1.32%	[44]
Fee Waiver or Reimbursement	(0.34%)	[45]
Net Expenses (as a percentage of Assets)	0.98%

[1]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.70% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[2]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.76% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[3]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.85% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[4]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.94% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[5]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the registered investment companies in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[6]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[7]
3	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.89% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[8]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.73% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[9]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.53% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[10]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the registered investment companies in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[11]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[12]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.54% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[13]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.79% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[14]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.86% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[15]
1	Other expenses includes the expenses of Ivy VIP ASF II, Ltd., a wholly-owned subsidiary of the Series organized in the Cayman Islands.

[16]
2	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.52% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[17]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the registered investment companies in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[18]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[19]
3	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.77% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[20]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the registered investment companies in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[21]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[22]
3	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.84% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[23]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the registered investment companies in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[24]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[25]
3	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.86% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[26]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[27]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[28]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[29]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[30]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[31]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[32]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[33]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[34]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[35]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[36]
3	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.14% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[37]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[38]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[39]
3	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.16% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[40]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[41]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[42]
3	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.16% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[43]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[44]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[45]
3	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.16% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.